Condensed financial information of registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance at beginning of year		$ 17,983	$ 16,898	$ 19,111
Total comprehensive income for the year
Profit for the year		2,285	1,701	(1,007)
Total comprehensive income (loss), attributable to equity holders of the Company		1,976	1,585	(1,797)
Transactions with owners, recorded directly in equity
New share capital subscribed			4	(4)
Share repurchases/buybacks	[1]	(878)
Share-based payment transactions		1	(5)	24
Dividends		(583)	(540)	(482)
Effect of scrip dividends		23
Balance at end of year		18,674	17,983	16,898
Share capital
Balance at beginning of year		183	182	182
Transactions with owners, recorded directly in equity
New share capital subscribed			1
Share repurchases/buybacks	[1]	(7)
Balance at end of year		176	183	182
Share premium
Balance at beginning of year		5,009	5,006	5,010
Transactions with owners, recorded directly in equity
New share capital subscribed			3	(4)
Balance at end of year		5,009	5,009	5,006
Capital redemption reserve
Transactions with owners, recorded directly in equity
Share repurchases/buybacks	[1]	7
Balance at end of year		7
Retained earnings
Balance at beginning of year		11,928	10,653	12,064
Transactions with owners, recorded directly in equity
Share repurchases/buybacks	[1]	(878)
Share-based payment transactions		1	(5)	24
Dividends		(575)	(533)	(474)
Effect of scrip dividends		23
Balance at end of year		11,906	11,928	10,653
Prudential plc
Balance at beginning of year		16,584	15,542	15,650
Total comprehensive income for the year
Profit for the year		786	1,525	455
Valuation movements on retained interest in former subsidiary measured at fair value through other comprehensive income			8	(125)
Total comprehensive income (loss), attributable to equity holders of the Company		786	1,533	330
Transactions with owners, recorded directly in equity
New share capital subscribed			4	(4)
Share repurchases/buybacks		(878)
Share-based payment transactions		20	38	40
Dividends		(575)	(533)	(474)
Effect of scrip dividends		23
Total transactions with owners		(1,410)	(491)	(438)
Balance at end of year		15,960	16,584	15,542
Prudential plc | Share capital
Balance at beginning of year		183	182	182
Transactions with owners, recorded directly in equity
New share capital subscribed			1
Share repurchases/buybacks		(7)
Total transactions with owners		(7)	1
Balance at end of year		176	183	182
Prudential plc | Share premium
Balance at beginning of year		5,009	5,006	5,010
Transactions with owners, recorded directly in equity
New share capital subscribed			3	(4)
Total transactions with owners			3	(4)
Balance at end of year		5,009	5,009	5,006
Prudential plc | Capital redemption reserve
Transactions with owners, recorded directly in equity
Share repurchases/buybacks		7
Total transactions with owners		7
Balance at end of year		7
Prudential plc | Retained earnings
Balance at beginning of year		11,392		10,458
Total comprehensive income for the year
Profit for the year			1,525	455
Valuation movements on retained interest in former subsidiary measured at fair value through other comprehensive income			8	(125)
Total comprehensive income (loss), attributable to equity holders of the Company		786	1,533	330
Transactions with owners, recorded directly in equity
Share repurchases/buybacks		(878)
Share-based payment transactions		20	38	40
Dividends		(575)	(533)	(474)
Effect of scrip dividends		23
Total transactions with owners		(1,410)	(495)	$ (434)
Balance at end of year		$ 10,768	$ 11,392

[1]	In 2024, the Group entered into repurchase programmes to neutralise the dilutive effect of share scheme issuance and scrip dividends and is in progress of conducting the $2 billion share buyback programme it announced in June 2024 to return capital to shareholders. See note C8 for further details.